STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 19— STOCKHOLDERS’ EQUITY

Stockholders’ equity―Common stock information for all periods presented has been recast to reflect the reverse stock split, discussed in Note 18, Earnings per Share.

Common Stock―The changes in the number of ordinary shares outstanding and treasury shares held by McDermott are as follows:

	Year Ended December 31,
	2017	2016
Shares outstanding
Beginning balance	80,462,759	79,672,308
Common stock issued	14,559,708	1,101,603
Purchase of common stock	(346,860)	(311,152)
Ending balance	94,675,607	80,462,759

Shares held as Treasury shares
Beginning balance	2,767,335	2,608,068
Purchase of common stock	346,860	311,152
Retirement of common stock	(281,188)	(151,885)
Ending balance	2,833,007	2,767,335

Ordinary shares issued at the end of the period	97,508,614	83,230,094

Preferred Stock―We are authorized to issue up to 25 million shares of preferred stock, par value $1.00 per share. As of December 31, 2017, no preferred stock was outstanding.

Accumulated Other Comprehensive Income (Loss)―The components of AOCI included in stockholders’ equity are as follows:

	December 31,
	2017	2016
	(In thousands)
Foreign currency translation adjustments ("CTA")	$(49,025)	$(42,082)
Net unrealized gain on investments	393	269
Net unrealized loss on derivative financial instruments	(1,816)	(25,082)
Accumulated other comprehensive loss	$(50,448)	$(66,895)

In the second quarter of 2016, foreign currency instruments associated with construction of our DLV 2000 vessel were settled upon the final payment to the shipyard. These instruments were designated as cash flow hedges and, as such, $20 million of cumulative loss was recorded in AOCI and will be amortized consistent with the depreciation of the vessel.

The following table presents the components of AOCI and the amounts that were reclassified during 2017, 2016 and 2015:

	Foreign currency translation adjustments		Unrealized holding gain (loss) on investments	Gain (loss) on derivative (1)		TOTAL
	(In thousands)
Balance, January 1, 2015	$(15,212)		$241	$(82,837)		$(97,808)
Other comprehensive income (loss) before reclassification	(12,470)		6	(57,459)		(69,923)
Amounts reclassified from AOCI	(2,243)		-	76,019	(2)	73,776
Net current period other comprehensive income (loss)	(14,713)		6	18,560		3,853

Balance, December 31, 2015	(29,925)		247	(64,277)		(93,955)
Other comprehensive income (loss) before reclassification	(12,157)		22	4,004		(8,131)
Amounts reclassified from AOCI	-		-	35,191	(2)	35,191
Net current period other comprehensive income (loss)	(12,157)		22	39,195		27,060

Balance, December 31, 2016	(42,082)		269	(25,082)		(66,895)
Other comprehensive income before reclassification	(1,010)		124	15,501		14,615
Acquisition of NCI	-		-	2,284		2,284
Amounts reclassified from AOCI	(5,933)	(3)	-	5,481	(2)	(452)
Net current period other comprehensive income	(6,943)		124	23,266		16,447

Balance at December 31, 2017	$(49,025)		$393	$(1,816)		$(50,448)

(1)	Refer to Note 14, Derivative Financial Instruments, for additional details
(2)	Reclassified to Cost of operations and Other non-operating income (expense), net
(3)	Release of CTA to Other non-operating income (expense), net, on liquidation of certain foreign entities

Noncontrolling Interest

North Ocean 105―In December 2010, J. Ray McDermott (Norway), AS ( “JRM”), one of our indirectly wholly owned subsidiaries, and Oceanteam entered into an Equity Owner’s Agreement (as amended to date, the “Equity Agreement”) to acquire a 75% interest in North Ocean 105 AS, the vessel-owning company. Under the Equity Agreement, JRM was given an option to purchase Oceanteam’s 25% ownership interest in the second quarter of 2017.

In the second quarter of 2017, JRM exercised its option under the Equity Agreement and purchased Oceanteam’s 25% interest in the vessel-owning company for approximately $11 million in cash. As part of that transaction, JRM also assumed the right to a $5 million note payable from North Ocean 105 AS to Oceanteam (which had been issued in connection with a dividend declared by North Ocean 105 AS in 2016). In connection with this acquisition, we recorded a $9 million decrease in noncontrolling interest and a $5 million decrease in note payable to Oceanteam and we recognized a $2 million gain in Capital-in-excess of par value in our Consolidated Financial Statements.

Berlian McDermott Sdn. Bhd―In 2013, we entered into certain joint ventures with TH Heavy Engineering Berhad (“THHE”), whereby we acquired a 30% interest in THHE Fabricators Sdn. Bhd. (“THF”), a subsidiary of THHE, and THHE acquired a 30% interest in our Malaysian subsidiary, Berlian McDermott Sdn. Bhd (“BMD”). In the third quarter of 2016, we reacquired the 30% of noncontrolling interest in BMD from THHE in exchange for our 30% equity interest in THF. We determined the fair value of the asset surrendered to be $17 million. In connection with the acquisition of the BMD noncontrolling interest, we recorded an $18 million decrease in Noncontrolling interest, and, in connection with the exchange of our investment in THF, we recorded a $12 million decrease in Investments in unconsolidated affiliates and a $5 million gain in Other income (expense), net, in our Consolidated Financial Statements.